General Information	12 Months Ended
Dec. 31, 2018
Disclosure of reserves within equity [abstract]
General Information

NOTE 1-GENERAL INFORMATION:

a.	General

Vascular Biogenics Ltd. (the “Company” or VBL) was incorporated on January 27, 2000. The Company is a late-stage clinical biopharmaceutical company focused on the discovery, development and commercialization of first-in-class treatments for cancer. VBL has also developed a proprietary platform of small molecules, Lecinoxoids, for the treatment of chronic immune-related indications, and is also conducting a research program exploring the potential of targeting of MOSPD2 for immuno-oncology and anti-inflammatory applications.

VB-111 (ofranergene obadenovec), a Phase 3 drug candidate, is the Company’s lead product candidate in the Company’s cancer program. VB-201, a Phase 2-ready drug candidate, is the Company’s lead Lecinoxoid-based product candidate. The Company’s “VB-600 series” for targeting of MOSPD2 is at pre-clinical stage.

In November 2017, the Company entered into an exclusive license agreement with NanoCarrier Co., Ltd. for the development, commercialization, and supply of ofranergene obadenovec (“VB-111”) in Japan for all indications, see notes 2(m) and 8.

Since inception, the Company has incurred significant losses, and it expects to continue to incur significant expenses and losses for at least the next several years. As of December 31, 2018, the Company had an accumulated deficit of $188.6 million. The Company’s losses may fluctuate significantly from quarter to quarter and year to year, depending on the timing of its clinical trials, the receipt of payments under any future collaboration agreements it may enter into, and its expenditures on other research and development activities.

As of December 31, 2018, the Company had cash, cash equivalents and short-term bank deposits of $50.5 million. The Company may seek to raise more capital to pursue additional activities. The Company may seek these funds through a combination of private and public equity offerings, government grants, strategic collaborations and licensing arrangements. Additional financing may not be available when the Company needs it or may not be available on terms that are favorable to the Company.

b.	Approval of financial statements

These financial statements were approved by the Board of Directors on March 27, 2019.